Performance Awards (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Grant Activity
The following table summarizes performance awards granted in the form of cash awards under the equity incentive plans:

Amount
Adjusted Award Value at December 31, 2023	$1,901
New grants	3,028
Forfeitures [1]	(705)
Adjustments	(3,200)
Payments	(324)
Adjusted Award Value at December 31, 2024	$700
__________________
(1)Forfeitures includes $0.2 million of expense reversed in 2024 that is attributable to Industrial Automation business and included in discontinued operations for the years ended December 31, 2024.